Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	ARGENX SE
Entity Common Stock, Shares Outstanding	47,571,283
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001697862
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share with a nominal value of €0.10 per share
Trading Symbol	ARGX
Security Exchange Name	NASDAQ
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares with a nominal value of €0.10 per share
Trading Symbol	ARGX
Security Exchange Name	NASDAQ